Shareholder Report, Holdings (Details)	Jun. 30, 2024
Variable Portfolio – Managed Risk U.S. Fund Class 2 | Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.20%
Variable Portfolio – Managed Risk U.S. Fund Class 2 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.80%
Variable Portfolio – Managed Risk U.S. Fund Class 2 | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Variable Portfolio – Managed Risk U.S. Fund Class 2 | Residential MortgageBacked Securities Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Variable Portfolio – Managed Risk U.S. Fund Class 2 | ExchangeTraded Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Variable Portfolio – Managed Risk U.S. Fund Class 2 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Variable Portfolio – Managed Risk U.S. Fund Class 2 | Long Credit Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Variable Portfolio – Managed Risk U.S. Fund Class 2 | Long Equity Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Variable Portfolio – Managed Risk U.S. Fund Class 2 | Long Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Variable Portfolio – Managed Risk U.S. Fund Class 2 | Short Equity Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.30%
Variable Portfolio – Managed Risk U.S. Fund Class 2 | Short Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Variable Portfolio – Managed Risk U.S. Fund Class 1 | Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.20%
Variable Portfolio – Managed Risk U.S. Fund Class 1 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.80%
Variable Portfolio – Managed Risk U.S. Fund Class 1 | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Variable Portfolio – Managed Risk U.S. Fund Class 1 | Residential MortgageBacked Securities Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Variable Portfolio – Managed Risk U.S. Fund Class 1 | ExchangeTraded Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Variable Portfolio – Managed Risk U.S. Fund Class 1 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Variable Portfolio – Managed Risk U.S. Fund Class 1 | Long Credit Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Variable Portfolio – Managed Risk U.S. Fund Class 1 | Long Equity Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Variable Portfolio – Managed Risk U.S. Fund Class 1 | Long Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Variable Portfolio – Managed Risk U.S. Fund Class 1 | Short Equity Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.30%
Variable Portfolio – Managed Risk U.S. Fund Class 1 | Short Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%